SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans [Member]
Short-Term Debt [Line Items]
Monthly payment	$ 1,426	$ 1,426
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt interest rate	12.00%	12.00%